Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000948258
M Large Cap Growth Fund (Prospectus Summary) | M Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	M LARGE CAP GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The fees and expenses reflected in the table below do not include the fees and charges associated with variable annuities or variable life insurance plans. Fees and charges for life insurance and annuity products typically include a sales load and/or a surrender charge and other charges for insurance benefits. If those fees and charges were included, the costs shown below would be higher.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a hypothetical 5% return each year and that the Fund's operating expenses remain the same and the expense limitation remains in place only for the time period indicated above. These expense examples do not reflect the fees and charges imposed by the applicable insurance company. If those fees and charges were included, the costs shown below would be higher. Although your actual costs (and returns) may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its total assets in U.S. large cap equity securities, including, but not limited to, common stocks, preferred stocks and American Depositary Receipts. The Fund may invest up to 20% of its assets in equity securities of foreign issuers. DSM Capital Partners LLC ("DSM"), the Fund's sub-adviser defines "large cap" as capitalizations of $10 billion or more. The Fund will generally contain 25 to 35 equity securities. This strategy is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice.

DSM uses a "bottom-up," idea-driven approach and focuses on a long-term (e.g., three-year minimum) investment horizon.

DSM seeks to invest in growing businesses with solid fundamentals, attractive profitability and successful management. Candidate companies will typically have projected revenue and earnings growth in excess of 10% and will often have higher returns on equity and assets than average S&P 500 companies. Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamentals, all as determined by DSM.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goals. The Fund's share price will fluctuate, which means you could lose money on your investment in the Fund. The Fund's investment performance could be worse than other investments. The principal investment risks of the Fund include:

Economic and Market Events Risk. Certain economic and market events in the U.S. and many foreign economies over the past years, including the European sovereign debt and banking crises, the decision of the United Kingdom to leave the European Union, the institution of tariffs or other trade barriers and rising U.S. interest rates, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Financial markets have been affected by governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; S&P's downgrade of U.S. long-term sovereign debt; unpredictability of U.S. legislation on healthcare, tax reform and infrastructure; economic stimulus by the Japanese central bank; volatility in oil prices; social, political, and economic instability in Europe; persistently low or negative interest rates; securities overvaluation; dramatic changes in currency exchange rates; and China's economic slowdown. In addition, increased investment in passive investment vehicles may affect the value of the Fund's holdings. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. As a result, the values of many types of debt securities, including, but not limited to, mortgage-backed, asset-backed, and corporate debt securities, have declined. During times of market turmoil, investors may look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and their yields to decline. The reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company's patent may adversely affect that company's profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Technology Sector Risk. Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Non-Diversification Risk. The Fund typically invests a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Large-Capitalization Investing Risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Growth Securities Risk. The Fund invests in growth securities, which may be more volatile than other types of investments, may perform differently than the market as a whole and may underperform when compared to securities with different investment parameters. Under certain market conditions, growth securities have performed better during the later stages of economic recovery. Therefore, growth securities may go in and out of favor over time.

Foreign Securities and Currencies Risk. Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Cyber Security Risk. The Fund's and its service providers' use of internet, technology and information systems may expose the Fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's share price will fluctuate, which means you could lose money on your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance (i.e., the Russell 1000 Growth Index). The performance prior to October 12, 2009 reflects the performance results obtained under a different sub-adviser using different investment strategies. Had the current sub-adviser and investment strategies been in place during that period, the performance results may have been different. The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the Fund. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance (i.e., the Russell 2500 Index).
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest quarterly return: 17.40% (for the quarter ended 09/30/2010) Lowest quarterly return: (14.34)% (for the quarter ended 09/30/2011)
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2018)
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the Fund's average annual total returns for the periods indicated and how those returns compare to those of the Russell 1000 Growth Index. You cannot invest directly in an index. The Index is calculated on a total return basis and reflects no deduction for fees, expenses or taxes.

M Large Cap Growth Fund (Prospectus Summary) | M Large Cap Growth Fund | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.51%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.29%
M Large Cap Growth Fund (Prospectus Summary) | M Large Cap Growth Fund | M Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
Annual Return 2009	rr_AnnualReturn2009	37.40%
Annual Return 2010	rr_AnnualReturn2010	23.06%
Annual Return 2011	rr_AnnualReturn2011	(0.80%)
Annual Return 2012	rr_AnnualReturn2012	19.31%
Annual Return 2013	rr_AnnualReturn2013	36.15%
Annual Return 2014	rr_AnnualReturn2014	10.21%
Annual Return 2015	rr_AnnualReturn2015	7.70%
Annual Return 2016	rr_AnnualReturn2016	(2.32%)
Annual Return 2017	rr_AnnualReturn2017	38.97%
Annual Return 2018	rr_AnnualReturn2018	(4.95%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.34%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	M Large Cap Growth Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.95%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.36%

[1]	For the period from May 1, 2019 to April 30, 2020, the Adviser has contractually agreed to reimburse the Fund for certain operating expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund's annualized average daily net assets. The Adviser may elect to recapture any amounts waived or reimbursed earlier in the fiscal year, subject to certain conditions, including that repayment does not cause operating expenses to exceed 0.25%.